Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Segmented Information [Abstract]
Schedule of segmented information

	Year ended Dec 31, 2017	Year ended December 31, 2016
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	$-	$109,173	$-	$-
Gross profit	-	45,223	-	-
Operating expenses	9,473,794	60,585	8,942,022	-
Other items	1,879,208	(1,992)	31,325	-
Net and comprehensive loss	11,353,002	13,370	8,973,347	-

Inventory	-	232,903	-	-
Plant and equipment	$1,370,350	$23,333	$225,269	$-